OPTIONS (Details 1) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2013
Average Exercise Price	$ 0.42	$ 0.40
Number of Shares	8,374,294	5,635,250	13,177,211
Remaining Average Contractual Life (in years)	10 months 28 days	3 years 9 months 14 days
Exercise Price times number of Shares	$ 2,854,392	$ 2,246,313
Weighted Average Exercise Price	$ 0.30	$ 0.47	$ 0.20	$ 0.38
Intrinsic Value	$ 235,330	$ 460,941